Loan Sales and Servicing Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Cash flows :
Proceeds from sales	$ 4,634,607	$ 1,645,277	$ 8,695,704	$ 2,458,405	$ 9,123,645	$ 655,724	$ 56,332
Servicing fees received	12,402	2,541	21,701	4,387	14,976	11,485	10,334
Net servicing (advances) recoveries	(78)	(574)	3,658	(1,182)	7,818	538	829
Quarter-end information:
Unpaid principal balance of loans outstanding at period-end	16,408,013	2,957,747	16,408,013	2,957,747	9,847,509	696,521
Loans delinquent 30-89 days	204,998	24,824	204,998	24,824	137,827	5,272
Loans delinquent 90 or more days or in foreclosure or bankruptcy	63,049	6,551	63,049	6,551	54,795	813
Mortgage servicing portfolio
Mortgage loans held for sale	653,789		653,789		417,742	84,384
Total loans serviced	44,405,676		44,405,676		28,152,549	7,736,608
Amount subserviced for the Company	869,315		869,315		421,380	445,874
Delinquent mortgage loans:
30 days	481,982		481,982		379,537	267,723
60 days	196,632		196,632		183,450	165,497
90 days or more	1,288,522		1,288,522		964,698	796,160
Total delinquent mortgage loans	1,967,136		1,967,136		1,527,685	1,229,380
Loans pending foreclosure	1,322,401		1,322,401		1,366,016	1,504,992
Total delinquent mortgage loans and loans pending foreclosure	3,289,537		3,289,537		2,893,701	2,734,372
Custodial funds managed by the Company	615,716		615,716		413,642	86,623
Number of top states for which geographical loan distribution was measured	5		5		5	5
California
Mortgage servicing portfolio
Total loans serviced	16,410,235		16,410,235		10,696,508	2,617,167
Virginia
Mortgage servicing portfolio
Total loans serviced	2,323,804		2,323,804
Texas
Mortgage servicing portfolio
Total loans serviced	2,285,834		2,285,834		1,223,382
Florida
Mortgage servicing portfolio
Total loans serviced	2,003,649		2,003,649		1,385,286	622,387
Colorado
Mortgage servicing portfolio
Total loans serviced	1,895,865		1,895,865		1,299,295
Washington
Mortgage servicing portfolio
Total loans serviced					1,143,849
All other states
Mortgage servicing portfolio
Total loans serviced	19,486,289		19,486,289		12,404,229	3,382,359
Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	24,974,284		24,974,284		16,552,939	3,533,529
Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	17,622,302		17,622,302		9,860,284	2,547,679
Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	1,155,301		1,155,301		1,321,584	1,571,016
Servicing rights owned
Mortgage servicing portfolio
Mortgage loans held for sale	653,789		653,789		417,742	84,384
Total loans serviced	19,431,392		19,431,392		11,599,610	4,203,079
Amount subserviced for the Company	41,971		41,971		45,562	95,243
Delinquent mortgage loans:
30 days	246,910		246,910		191,884	132,035
60 days	72,849		72,849		60,886	60,241
90 days or more	158,577		158,577		112,847	88,407
Total delinquent mortgage loans	478,336		478,336		365,617	280,683
Loans pending foreclosure	65,881		65,881		75,329	99,859
Total delinquent mortgage loans and loans pending foreclosure	544,217		544,217		440,946	380,542
Custodial funds managed by the Company	302,786		302,786		263,562	84,220
Servicing rights owned | Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	17,622,302		17,622,302		9,860,284	2,547,679
Servicing rights owned | Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	1,155,301		1,155,301		1,321,584	1,571,016
Subservicing
Mortgage servicing portfolio
Total loans serviced	24,974,284		24,974,284		16,552,939	3,533,529
Amount subserviced for the Company	827,344		827,344		375,818	350,631
Delinquent mortgage loans:
30 days	235,072		235,072		187,653	135,688
60 days	123,783		123,783		122,564	105,256
90 days or more	1,129,945		1,129,945		851,851	707,753
Total delinquent mortgage loans	1,488,800		1,488,800		1,162,068	948,697
Loans pending foreclosure	1,256,520		1,256,520		1,290,687	1,405,133
Total delinquent mortgage loans and loans pending foreclosure	2,745,320		2,745,320		2,452,755	2,353,830
Custodial funds managed by the Company	312,930		312,930		150,080	2,403
Subservicing | Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	$ 24,974,284		$ 24,974,284		$ 16,552,939	$ 3,533,529